Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Vest 10 Year Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	Vest 10 Year Interest Rate Hedge ETF
Class Name	Vest 10 Year Interest Rate Hedge ETF
Trading Symbol	RYSE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest 10 Year Interest Rate Hedge ETF for the period of November 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vest 10 Year Interest Rate Hedge ETF	$85	0.85%
[1]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This discussion is for the Vest 10 Year Interest Rate Hedge ETF (the “Fund”) for the period ending September 30, 2025 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates.
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 10-year interest rate (the “10-Year Rate”) rises. The Fund is expected to experience losses when the 10-Year Rate falls. The 10-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 10 years. To achieve its investment objective of hedging against increases in the 10-Year Rate, the Fund may invest in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund may invest in U.S. Treasury bills or other cash equivalents as collateral for the Fund’s derivatives transactions.
During the current fiscal period, the Fund generally held a portfolio of swaptions on the 10-Year Rate and Treasury Bills.
For the current fiscal period, the Fund’s net asset value (“NAV”) performance was -0.68%. This fund performance can be attributed to the following factors:
1. Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately -3.50%.
2. Performance attributed to Money Market/Treasury Bills: The impact of the Money Market/Treasury Bill holdings was approximately 3.40%.
3. Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.78%.
For comparison purposes, the performance for the current fiscal period for the ICE U.S. Treasury 20+ Year Bond Index was 0.64%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/02/2023)
Vest 10 Year Interest Rate Hedge ETF NAV	6.00	6.59
Bloomberg U.S. Aggregate Bond Index	2.88	3.36
ICE US Treasury 20+ Year Bond Total Return Index	-4.79	-3.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf for more recent performance information.
Net Assets	$ 1,702,835
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 16,087
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,702,835
Number of Holdings	3
Net Advisory Fee	$16,087
Portfolio Turnover	0%
30-Day SEC Yield	2.34%
30-Day SEC Yield Unsubsidized	2.34%
Weighted Average Maturity	10.00 years
Effective Duration	20.00 years
Average Credit Quality	AA+
Weighted Average Life	0.25 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	76.9%
Payer Swaption, 10-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 2.91%	15.0%
Payer Swaption, 10-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 4.27%	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective March 11, 2025, the Board of Trustees of ETF Series Solutions, upon recommendation from Vest Financial LLC, approved a change in the Fund’s fiscal year-end from October 31 to September 30.

Updated Prospectus Web Address	https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf
Vest 2 Year Interest Rate Hedge ETF
Shareholder Report [Line Items]
Fund Name	Vest 2 Year Interest Rate Hedge ETF
Class Name	Vest 2 Year Interest Rate Hedge ETF
Trading Symbol	HYKE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vest 2 Year Interest Rate Hedge ETF for the period of November 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Vest 2 Year Interest Rate Hedge ETF	$84	0.85%
[2]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This discussion is for the Vest 2 Year Interest Rate Hedge ETF (the “Fund”) for the period through September 30, 2025 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates.
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 2-year interest rate (the “2-Year Rate”) rises. The Fund is expected to experience losses when the 2-Year Rate falls. The 2-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 2 years. To achieve its investment objective of hedging against increases in the 2-Year Rate, the Fund may invest in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund may invest in U.S. Treasury bills or other cash equivalents as collateral for the Fund’s derivatives transactions.
During the current fiscal period, the Fund generally held a portfolio of swaptions on the 2-Year Rate and Treasury Bills.
For the current fiscal period, the Fund’s net asset value (“NAV”) performance was -2.25%. This fund performance can be attributed to the following factors:
1. Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately -4.67%.
2. Performance attributed to the Money Market/Treasury Bills: The impact of the Treasury Bill holdings was approximately 3.20%.
3. Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.78%.
For comparison purposes, the performance for the current fiscal period for the ICE U.S. Treasury 1-3 Year Bond Index was 4.51%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/10/2024)
Vest 2 Year Interest Rate Hedge ETF NAV	6.21	1.61
Bloomberg U.S. Aggregate Bond Index	2.88	4.84
ICE U.S. Treasury 1-3 Year Bond Total Return Index	3.87	4.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf for more recent performance information.
Net Assets	$ 1,242,816
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 10,011
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,242,816
Number of Holdings	3
Net Advisory Fee	$10,011
Portfolio Turnover	0%
30-Day SEC Yield	2.47%
30-Day SEC Yield Unsubsidized	2.47%
Weighted Average Maturity	2.00 years
Effective Duration	20.00 years
Average Credit Quality	AA+
Weighted Average Life	0.25 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	79.9%
Payer Swaption, 2-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 2.28%	20.0%
Payer Swaption, 2-Year Interest Rate Swap, Expiration: 12/31/2025; Exercise Rate: 3.65%	0.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Material Fund Change [Text Block]
Other Material Fund Changes:
Effective March 11, 2025, the Board of Trustees of ETF Series Solutions, upon recommendation from Vest Financial LLC, approved a change in the Fund’s fiscal year-end from October 31 to September 30.

Updated Prospectus Web Address	https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf

[1]
1	Annualized

[2]
1	Annualized